Unaudited Pro Forma Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Unaudited Pro Forma Information
UNAUDITED PRO FORMA INFORMATION

24. UNAUDITED PRO-FORMA INFORMATION

The Company has filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission in connection with a proposed offering of its securities. On May 26, 2020, the board of directors of the Company and stockholders holding a majority of the outstanding shares of the Company’s common stock approved resolutions authorizing the board of directors to effect a reverse split (the “split”) of the Company’s common stock at an exchange ratio of up to 1-for-3, with the board of directors retaining the discretion as to whether to implement the reverse stock split. On December 16, 2020, the Company’s board of directors approved a ratio for the split of 1-for-3 subject to such registration statement being declared effective by the Commission. Following the effectiveness of such registration statement, and prior to the closing of the public offering contemplated thereby, the Company will effect the stock split at a ratio of 1 share for each 3 shares.

Pro forma basic earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period after the effect of the split. Diluted earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period after the effect of the split.

21. UNAUDITED PRO FORMA INFORMATION

The Company has filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission in connection with a proposed offering of its securities. On May 26, 2020, the board of directors of the Company and stockholders holding a majority of the outstanding shares of the Company’s common stock approved resolutions authorizing the board of directors to effect a reverse split (the “split”) of the Company’s common stock at an exchange ratio of up to 1-for-3, with the board of directors retaining the discretion as to whether to implement the reverse stock split. On December 16, 2020, the Company’s board of directors approved a ratio for the split of 1-for-3 subject to such registration statement being declared effective by the Commission. Following the effectiveness of such registration statement, and prior to the closing of the public offering contemplated thereby, the Company will effect the stock split at a ratio of 1 share for each 3 shares.

Pro forma basic earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period after the effect of the split. Diluted earnings (loss) per share presented as unaudited on the statement of operations is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period after the effect of the split.